Expense Example, No Redemption - Class A C S I N T Shares - Janus Henderson Adaptive Global Allocation Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	953	1,720	2,503	4,531	251	773	1,321	3,179	205	634	1,088	2,348	244	751	1,285	2,746	135	421	729	1,601	181	560	964	2,095